Shareholder Report, Line Graph (Details)	Jan. 31, 2026 XUA	Dec. 31, 2025 XUA	Nov. 30, 2025 USD ($)	Nov. 30, 2025 XUA	Oct. 31, 2025 USD ($)	Oct. 31, 2025 XUA	Sep. 30, 2025 USD ($)	Sep. 30, 2025 XUA	Aug. 31, 2025 USD ($)	Aug. 31, 2025 XUA	Jul. 31, 2025 USD ($)	Jul. 31, 2025 XUA	Jun. 30, 2025 USD ($)	Jun. 30, 2025 XUA	May 31, 2025 USD ($)	May 31, 2025 XUA	Apr. 30, 2025 USD ($)	Apr. 30, 2025 XUA	Mar. 31, 2025 USD ($)	Mar. 31, 2025 XUA	Feb. 28, 2025 USD ($)	Feb. 28, 2025 XUA	Feb. 26, 2025 USD ($)	Feb. 26, 2025 XUA
C000257791 [Member]
Account Value [Line Items]
Accumulated Value	XUA 11,842	XUA 11,556	$ 11,290	XUA 11,290	$ 11,134	XUA 11,134	$ 11,138	XUA 11,138	$ 11,185	XUA 11,185	$ 10,707	XUA 10,707	$ 10,759	XUA 10,759	$ 10,519	XUA 10,519	$ 10,153	XUA 10,153	$ 9,797	XUA 9,797	$ 9,906	XUA 9,906	$ 10,000	XUA 10,000
Solactive GBS United States 1000 Index ($11,742) [Member]
Account Value [Line Items]
Accumulated Value | $			$ 11,756		$ 11,740		$ 11,506		$ 11,122		$ 10,818		$ 10,670		$ 10,204		$ 9,638		$ 9,542		$ 9,923		$ 10,000
Solactive GBS Global Markets All Cap USD Index [Member]
Account Value [Line Items]
Accumulated Value | XUA	XUA 12,268	XUA 11,879		XUA 11,756		XUA 11,740		XUA 11,506		XUA 11,122		XUA 10,818		XUA 10,670		XUA 10,204		XUA 9,638		XUA 9,542		XUA 9,923		XUA 10,000